Share Capital/Treasury Shares - Summary of Treasury Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning	14,086,748	26,365,915	40,583,273
Treasury shares value, Beginning	$ 1,647	$ 3,252	$ 322
Unvested share options early exercised			11,918,299
Unvested share options early exercised, subscription price per share			$ 0.26
Unvested share options early exercised, value			$ 3,099
Restricted shares vested	(1,164,666)	(6,352,715)	(26,135,657)
Restricted shares vested, subscription price per share	$ 0.01	$ 0.01
Restricted shares vested, value	$ (21)	$ (64)	$ (169)
Early exercised share options vested	(5,991,847)	(5,926,452)
Early exercised share options vested, subscription price per share	$ 0.26	$ 0.26
Early exercised share options vested, value	$ (1,558)	$ (1,541)
Number of treasury shares, Ending	6,930,235	14,086,748	26,365,915
Treasury shares value, Beginning	$ 68	$ 1,647	$ 3,252
Treasury shares [member] | Top of Range [Member]
Disclosure Of Treasury Shares [Line Items]
Restricted shares vested, subscription price per share			$ 0.01
Treasury shares [member] | Bottom of Range [Member]
Disclosure Of Treasury Shares [Line Items]
Restricted shares vested, subscription price per share			$ 0.003